Key management personnel disclosures - Summary of compensation made to directors and other members of key management personnel (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related party transactions [abstract]
Short-term employee benefits	$ 2,589	$ 1,574	$ 1,324
Post-employment benefits	116	112	97
Share-based payments	1,560	617	230
Key management personnel compensation	$ 4,265	$ 2,303	$ 1,651